Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Employees Stock Option Scheme INR	Mar. 31, 2013 Employees Stock Option Scheme INR	Mar. 31, 2012 Employees Stock Option Scheme	Jan. 31, 2000 Employees Stock Option Scheme Plan ''A'' INR	Jun. 30, 2003 Employees Stock Option Scheme Plan ''B'' INR	Jun. 30, 2005 Employees Stock Option Scheme Plan ''C'' INR	Jun. 30, 2007 Employees Stock Option Scheme Plan ''D'' INR	Jun. 30, 2010 Employees Stock Option Scheme Plan "E" INR	Jun. 27, 2013 Employees Stock Option Scheme Plan "F" USD ($)	Mar. 31, 2014 Employees Stock Option Scheme Maximum	Mar. 31, 2014 Employees Stock Option Scheme Minimum	Jul. 06, 2011 Scheme XVII	Jan. 18, 2012 Scheme XVIII	Jul. 20, 2013 Scheme XIX	Jul. 20, 2013 Scheme XX	Jul. 20, 2013 Scheme XXI	Dec. 24, 2013 Scheme XXII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance								50,000,000	50,000,000	50,000,000	75,000,000	100,000,000	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved								100.0	100.0	100.0	150.0	200.0	$ 200.0
Employees' Stock Option Scheme, expiration														5 years
Employees' Stock Option Scheme, general discretionary vesting period														3 years	1 year
Stock-based compensation, options granted					47,060,000	0	35,603,250									243,750	35,359,500	32,926,500	7,085,000	7,017,000	31,500
Stock-based compensation, intrinsic value of options exercised		129.7	151.5	107.2
Stock-based compensation, aggregate intrinsic value of options outstanding		359.2	493.6
Stock-based compensation, aggregate intrinsic value of options exercisable		359.2	377.0
Stock-based compensation, total stock compensation cost recognized under the plans	91.6	5,495.5	4,533.7	3,887.7
Stock-based compensation, unvested options, outstanding	46,339,000	46,339,000	8,690,200
Stock-based compensation, unvested options, weighted average exercise price		680.0	468.7
Stock-based compensation, un-vested options, aggregate intrinsic value		0	116.6
Stock-based compensation, total estimated compensation cost to be recognized in future periods					6,299.7	568.8
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)					8 months 12 days